Tidal Trust II
234 West Florida Street, Suite 203
Milwaukee, WI 53204

June 12, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add the following three new series, the ElevateShares N100 Daily Option Income ETF, ElevateShares S500 Daily Option Income ETF, and ElevateShares R2000 Daily Option Income ETF, is Post-Effective Amendment No. 97 and Amendment No. 100 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7676 (Extension 731) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino
General Counsel
Toroso Investments, LLC